Quarterly Holdings Report
for
Fidelity® Series Growth Company Fund
February 28, 2022
XS7-NPRT1-0422
1.968012.108
Common Stocks - 97.7%
	Shares	Value ($)
COMMUNICATION SERVICES - 11.6%
Diversified Telecommunication Services - 0.0%
IHS Holding Ltd.	43,200	483,840
Entertainment - 1.7%
Electronic Arts, Inc.	6,354	826,592
Live Nation Entertainment, Inc. (a)	55,300	6,681,346
Netflix, Inc. (a)	193,329	76,272,157
Roblox Corp. (a)(b)	430,800	22,216,356
Roku, Inc. Class A (a)	523,876	73,096,418
Sea Ltd. ADR (a)	181,985	26,497,016
The Walt Disney Co. (a)	61,276	9,097,035
		214,686,920
Interactive Media & Services - 9.5%
Alphabet, Inc.:
Class A (a)	230,199	621,799,727
Class C (a)	130,343	351,641,952
IAC (a)	16,000	1,836,160
Kuaishou Technology Class B (c)	88,500	1,014,150
Match Group, Inc. (a)	31,253	3,484,397
Meta Platforms, Inc. Class A (a)	883,830	186,514,645
Snap, Inc. Class A (a)	395,381	15,791,517
Taboola.com Ltd. (a)	819,683	5,418,105
Tencent Holdings Ltd.	60,690	3,274,913
Twitter, Inc. (a)	147,181	5,232,285
Vimeo, Inc. (a)	937,795	12,181,957
		1,208,189,808
Media - 0.0%
Comcast Corp. Class A	64,310	3,007,136
Wireless Telecommunication Services - 0.4%
T-Mobile U.S., Inc. (a)	396,953	48,908,579
TOTAL COMMUNICATION SERVICES		1,475,276,283
CONSUMER DISCRETIONARY - 21.0%
Automobiles - 2.9%
Neutron Holdings, Inc. (a)(d)(e)	438,358	30,685
Rad Power Bikes, Inc. (a)(d)(e)	249,183	2,388,120
Rivian Automotive, Inc. (b)	113,800	7,688,328
Rivian Automotive, Inc.	858,319	55,088,630
Sono Group NV (b)	26,000	134,420
Tesla, Inc. (a)	344,485	299,850,079
XPeng, Inc. ADR (a)	161,700	5,881,029
		371,061,291
Hotels, Restaurants & Leisure - 2.0%
Airbnb, Inc. Class A (a)	26,500	4,014,485
Booking Holdings, Inc. (a)	26,372	57,286,577
Chipotle Mexican Grill, Inc. (a)	11,570	17,625,160
Dutch Bros, Inc. (b)	52,200	2,516,562
Expedia, Inc. (a)	86,600	16,983,126
F45 Training Holdings, Inc.	173,700	2,671,506
Hyatt Hotels Corp. Class A (a)	50,283	4,882,982
Marriott International, Inc. Class A (a)	341,350	58,077,289
McDonald's Corp.	7,025	1,719,509
Penn National Gaming, Inc. (a)	602,500	30,938,375
Shake Shack, Inc. Class A (a)	11,036	824,610
Sonder Holdings, Inc. (d)	318,957	1,916,932
Sonder Holdings, Inc.	1,006,785	5,445,700
Sonder Holdings, Inc.	185,631	1,115,642
Sonder Holdings, Inc.:
rights (a)(e)	14,240	58,526
rights (a)(e)	14,240	48,274
rights (a)(e)	14,239	39,869
rights (a)(e)	14,239	33,177
rights (a)(e)	14,238	27,764
rights (a)(e)	14,238	23,350
Starbucks Corp.	378,553	34,747,380
Sweetgreen, Inc.	241,551	5,812,562
Sweetgreen, Inc. Class A (b)	23,900	605,387
Yum China Holdings, Inc.	90,612	4,713,636
		252,128,380
Household Durables - 0.6%
D.R. Horton, Inc.	120,010	10,248,854
KB Home	158,550	6,121,616
Lennar Corp. Class A	526,669	47,337,010
PulteGroup, Inc.	36,300	1,802,658
Purple Innovation, Inc. (a)	612,387	3,686,570
Toll Brothers, Inc.	100,100	5,431,426
Traeger, Inc. (a)(b)	34,200	337,554
Vizio Holding Corp. (a)	87,700	1,190,966
		76,156,654
Internet & Direct Marketing Retail - 7.9%
Amazon.com, Inc. (a)	272,918	838,202,137
Cazoo Group Ltd. Class A (a)	611,665	2,159,177
Chewy, Inc. (a)(b)	25,700	1,211,498
Etsy, Inc. (a)	32,681	5,061,960
JD.com, Inc.:
Class A (a)	5,370	191,813
sponsored ADR (a)	78,829	5,646,521
Revolve Group, Inc. (a)	462,600	21,941,118
RumbleON, Inc. Class B (a)(b)	61,300	1,755,632
The RealReal, Inc. (a)	161,018	1,434,670
thredUP, Inc. (a)(b)	451,300	3,831,537
Wayfair LLC Class A (a)(b)	808,770	113,931,430
Xometry, Inc. (b)	5,000	244,550
Zomato Ltd. (a)(d)	6,700,000	6,383,677
		1,001,995,720
Leisure Products - 0.0%
Peloton Interactive, Inc. Class A (a)(b)	273,142	7,937,507
Multiline Retail - 0.3%
Dollar General Corp.	45,740	9,072,072
Dollar Tree, Inc. (a)	70,294	9,987,372
Ollie's Bargain Outlet Holdings, Inc. (a)(b)	428,582	18,506,171
Target Corp.	5,313	1,061,378
		38,626,993
Specialty Retail - 2.4%
Carvana Co. Class A (a)	153,924	23,160,944
Fanatics, Inc. Class A (d)(e)	153,984	10,446,275
Five Below, Inc. (a)	74,200	12,139,862
Floor & Decor Holdings, Inc. Class A (a)	143,500	13,721,470
Lowe's Companies, Inc.	400,523	88,539,614
RH (a)(b)	66,329	26,655,635
The Home Depot, Inc.	290,377	91,709,768
TJX Companies, Inc.	542,272	35,844,179
Volta, Inc. (a)(b)	77,529	348,881
		302,566,628
Textiles, Apparel & Luxury Goods - 4.9%
adidas AG	38,198	9,031,609
Allbirds, Inc. Class A (b)	327,479	2,580,535
Canada Goose Holdings, Inc. (a)	344,671	9,022,630
Deckers Outdoor Corp. (a)	122,570	35,378,605
lululemon athletica, Inc. (a)	1,262,180	403,821,869
NIKE, Inc. Class B	392,654	53,616,904
On Holding AG (b)	138,622	3,375,446
On Holding AG	324,000	7,494,930
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	1,617,079	74,353,292
Tory Burch LLC (a)(d)(e)(f)	248,840	14,945,330
Under Armour, Inc. Class C (non-vtg.) (a)(b)	218,472	3,414,717
		617,035,867
TOTAL CONSUMER DISCRETIONARY		2,667,509,040
CONSUMER STAPLES - 3.5%
Beverages - 1.4%
Constellation Brands, Inc. Class A (sub. vtg.)	12,700	2,738,374
Fever-Tree Drinks PLC	187,377	4,671,672
Keurig Dr. Pepper, Inc.	581,271	22,477,750
Monster Beverage Corp. (a)	536,535	45,283,554
PepsiCo, Inc.	188,664	30,891,843
The Coca-Cola Co.	1,121,607	69,808,820
		175,872,013
Food & Staples Retailing - 0.8%
Blink Health, Inc. Series A1 (a)(d)(e)	8,589	328,529
Costco Wholesale Corp.	110,244	57,244,197
Kroger Co.	130,140	6,090,552
Ocado Group PLC (a)	137,620	2,530,682
Performance Food Group Co. (a)	322,368	18,065,503
Sysco Corp.	171,600	14,946,360
		99,205,823
Food Products - 0.3%
Bunge Ltd.	219,454	22,943,916
Darling Ingredients, Inc. (a)	111,569	8,086,521
Kellogg Co.	8,800	562,672
Laird Superfood, Inc. (a)	65,900	405,285
Mondelez International, Inc.	64,317	4,211,477
Oatly Group AB ADR (a)(b)	419,100	2,828,925
The Hershey Co.	14,800	2,993,448
The Real Good Food Co. LLC Class B unit	131,479	746,932
The Real Good Food Co., Inc.	11,600	69,368
		42,848,544
Household Products - 0.3%
Church & Dwight Co., Inc.	57,721	5,648,000
Colgate-Palmolive Co.	92,791	7,140,267
Procter & Gamble Co.	128,478	20,028,435
		32,816,702
Personal Products - 0.2%
Olaplex Holdings, Inc.	408,800	6,859,664
The Beauty Health Co. (a)	246,698	4,781,007
The Beauty Health Co. (d)	553,828	10,733,187
		22,373,858
Tobacco - 0.5%
Altria Group, Inc.	825,650	42,347,589
JUUL Labs, Inc. Class A (a)(d)(e)	13,297	576,026
Philip Morris International, Inc.	196,500	19,860,255
		62,783,870
TOTAL CONSUMER STAPLES		435,900,810
ENERGY - 1.7%
Energy Equipment & Services - 0.4%
Baker Hughes Co. Class A	208,000	6,111,040
Halliburton Co.	661,300	22,173,389
Schlumberger Ltd.	485,400	19,047,096
		47,331,525
Oil, Gas & Consumable Fuels - 1.3%
EOG Resources, Inc.	150,500	17,295,460
Hess Corp.	874,106	88,337,152
Pioneer Natural Resources Co.	78,300	18,760,680
Range Resources Corp. (a)	317,900	7,295,805
Reliance Industries Ltd.	1,026,659	32,076,764
		163,765,861
TOTAL ENERGY		211,097,386
FINANCIALS - 2.4%
Banks - 1.3%
Bank of America Corp.	1,196,717	52,894,891
First Republic Bank	87,600	15,177,576
HDFC Bank Ltd. sponsored ADR	363,722	22,612,597
JPMorgan Chase & Co.	332,423	47,137,581
Wells Fargo & Co.	374,800	20,003,076
		157,825,721
Capital Markets - 0.6%
B3 SA - Brasil Bolsa Balcao	607,400	1,719,023
BlackRock, Inc. Class A	34,097	25,364,417
Charles Schwab Corp.	646,551	54,607,697
		81,691,137
Consumer Finance - 0.2%
American Express Co.	110,000	21,399,400
Discover Financial Services	26,082	3,219,562
		24,618,962
Diversified Financial Services - 0.3%
Adimab LLC (a)(d)(e)(f)	762,787	32,257,957
Ant International Co. Ltd. Class C (a)(d)(e)	617,086	1,184,805
WeWork, Inc. (a)	797,700	5,105,280
WeWork, Inc. (d)	679,038	4,345,843
		42,893,885
TOTAL FINANCIALS		307,029,705
HEALTH CARE - 10.9%
Biotechnology - 5.9%
4D Molecular Therapeutics, Inc. (a)	600	8,220
AbbVie, Inc.	101,349	14,976,342
ACADIA Pharmaceuticals, Inc. (a)	1,186,671	30,153,310
Adagio Therapeutics, Inc. (b)	1,100,977	7,365,536
Adagio Therapeutics, Inc. (c)	266,440	1,782,484
ADC Therapeutics SA (a)	171,500	2,864,050
Akouos, Inc. (a)	124,600	665,364
Akouos, Inc. (a)(c)	113,263	604,824
Alector, Inc. (a)	334,560	5,299,430
Allovir, Inc. (a)(b)	553,010	4,977,090
Alnylam Pharmaceuticals, Inc. (a)	747,131	117,934,628
Ambrx Biopharma, Inc. ADR	82,786	371,709
Amgen, Inc.	81,204	18,391,082
Annexon, Inc. (a)(b)	16,900	82,050
Arcutis Biotherapeutics, Inc. (a)	169,300	3,013,540
Argenx SE ADR (a)	112,060	32,240,783
Arrowhead Pharmaceuticals, Inc. (a)	16,959	746,196
Ascendis Pharma A/S sponsored ADR (a)	9,489	1,066,469
aTyr Pharma, Inc. (a)	217,231	1,077,466
Avidity Biosciences, Inc. (a)	217,100	3,682,016
Axcella Health, Inc. (a)	560,401	1,059,158
Beam Therapeutics, Inc. (a)	9,800	767,830
BeiGene Ltd. ADR (a)	272,139	57,290,702
BioAtla, Inc. (a)	213,365	1,382,605
Biogen, Inc. (a)	1,942	409,781
BioNTech SE ADR (a)	1,702	256,679
BioXcel Therapeutics, Inc. (a)(b)	308,998	5,657,753
Bolt Biotherapeutics, Inc. (b)	6,600	23,034
Calyxt, Inc. (a)	149,281	174,659
Century Therapeutics, Inc.	281,200	3,964,920
Cerevel Therapeutics Holdings (a)	1,277,271	33,809,363
ChemoCentryx, Inc. (a)	573,942	17,413,400
Cibus Corp. Series C (a)(d)(e)(f)	2,017,507	4,720,966
Codiak Biosciences, Inc. (a)	309,262	1,459,717
Connect Biopharma Holdings Ltd. ADR (a)	58,300	228,536
CRISPR Therapeutics AG (a)(b)	39,700	2,436,389
Cyclerion Therapeutics, Inc. (a)	22,647	23,779
Cyclerion Therapeutics, Inc. (a)(d)	150,550	158,078
Day One Biopharmaceuticals, Inc. (a)	33,000	450,780
Denali Therapeutics, Inc. (a)	54,074	1,760,649
Deverra Therapeutics, Inc. (e)	20,487	47,735
EQRx, Inc. (a)(b)	1,446,049	4,367,068
EQRx, Inc.:
rights (a)(e)	90,566	126,792
rights (a)(e)	38,814	40,367
Erasca, Inc.	69,400	860,560
Evelo Biosciences, Inc. (a)(b)	618,114	1,931,606
Exelixis, Inc. (a)	30,773	631,770
Foghorn Therapeutics, Inc. (a)	111,983	1,076,157
Gemini Therapeutics, Inc. (a)	128,241	174,408
Generation Bio Co. (a)	647,360	3,314,483
Graphite Bio, Inc.	79,500	731,400
Icosavax, Inc. (a)	80,000	1,393,600
Imago BioSciences, Inc.	47,200	1,111,560
Immunocore Holdings PLC ADR	132,270	2,923,167
Inhibrx, Inc. (a)	83,900	1,803,850
Instil Bio, Inc. (a)	106,300	1,140,599
Intarcia Therapeutics, Inc. warrants 12/6/24 (a)(e)	7,022	0
Ionis Pharmaceuticals, Inc. (a)	1,616,934	53,973,257
iTeos Therapeutics, Inc. (a)	31,400	1,134,482
Janux Therapeutics, Inc.	104,600	1,807,488
Karuna Therapeutics, Inc. (a)	295,399	31,016,895
Keros Therapeutics, Inc. (a)	32,020	1,719,474
Kinnate Biopharma, Inc. (a)	40,400	314,312
Kronos Bio, Inc. (a)(b)	53,271	401,131
Kura Oncology, Inc. (a)	3,100	49,197
Kymera Therapeutics, Inc. (a)	20,200	803,152
Lexicon Pharmaceuticals, Inc. (a)	172,422	356,914
Lyell Immunopharma, Inc. (b)	131,800	954,232
Moderna, Inc. (a)	158,241	24,305,818
Monte Rosa Therapeutics, Inc.	240,676	3,451,294
Morphic Holding, Inc. (a)	297,951	11,876,327
Nuvalent, Inc. (c)	74,537	1,114,328
Nuvalent, Inc. Class A (a)	225,739	3,374,798
Olema Pharmaceuticals, Inc. (a)(b)	17,100	80,028
Omega Therapeutics, Inc. (a)	249,000	2,955,630
Omega Therapeutics, Inc. (c)	90,924	1,079,268
ORIC Pharmaceuticals, Inc. (a)	156,808	1,216,830
Poseida Therapeutics, Inc. (a)	531,359	1,939,460
Praxis Precision Medicines, Inc. (a)	272,400	3,568,440
Protagonist Therapeutics, Inc. (a)	160,895	3,906,531
Prothena Corp. PLC (a)	120,905	4,183,313
PTC Therapeutics, Inc. (a)	225,930	7,934,662
Recursion Pharmaceuticals, Inc. (a)	88,400	967,980
Regeneron Pharmaceuticals, Inc. (a)	76,721	47,441,198
Relay Therapeutics, Inc. (a)	128,000	3,086,080
Repligen Corp. (a)	24,800	4,878,160
Rigel Pharmaceuticals, Inc. (a)(b)	1,935,099	4,857,098
Rubius Therapeutics, Inc. (a)(b)	1,106,217	5,520,023
Sage Therapeutics, Inc. (a)	384,113	13,970,190
Saluda Medical Pty Ltd. warrants (a)(d)(e)	32,997	94,701
Sana Biotechnology, Inc. (b)	53,700	346,902
Scholar Rock Holding Corp. (a)(b)	327,634	5,700,832
Seagen, Inc. (a)	6,900	889,203
Seres Therapeutics, Inc. (a)	1,051,826	8,414,608
Shattuck Labs, Inc. (a)	304,184	1,520,920
Sigilon Therapeutics, Inc. (a)	67,900	98,455
Silverback Therapeutics, Inc. (a)	259,584	1,116,211
Springworks Therapeutics, Inc. (a)	425,800	24,096,022
Synlogic, Inc. (a)	577,000	1,142,460
Syros Pharmaceuticals, Inc. (a)	669,538	863,704
Syros Pharmaceuticals, Inc. (a)(c)	301,001	388,291
Syros Pharmaceuticals, Inc. warrants 10/10/22 (a)	35,253	0
Tango Therapeutics, Inc. (a)	274,556	2,514,933
Taysha Gene Therapies, Inc. (a)	171,308	1,091,232
Tenaya Therapeutics, Inc. (a)	62,100	724,086
TG Therapeutics, Inc. (a)	255,400	2,520,798
Turning Point Therapeutics, Inc. (a)	13,390	423,927
Twist Bioscience Corp. (a)	181,700	10,164,298
Tyra Biosciences, Inc.	32,800	388,680
Ultragenyx Pharmaceutical, Inc. (a)	10,552	710,361
uniQure B.V. (a)	160,549	2,727,728
UNITY Biotechnology, Inc. (a)	53,007	46,111
Vaxcyte, Inc. (a)	268,980	6,232,267
Vera Therapeutics, Inc. (a)	116,682	2,708,189
Vertex Pharmaceuticals, Inc. (a)	21,793	5,012,826
Verve Therapeutics, Inc.	94,200	3,075,630
Vor Biopharma, Inc. (a)	88,311	797,448
Xencor, Inc. (a)	59,961	1,877,379
Yumanity Therapeutics, Inc. (a)	82,392	93,927
Zai Lab Ltd. ADR (a)	137,786	7,536,894
Zentalis Pharmaceuticals, Inc. (a)	113,660	5,670,497
		745,653,999
Health Care Equipment & Supplies - 2.6%
Abbott Laboratories	74,101	8,938,063
DexCom, Inc. (a)	83,121	34,404,613
Figs, Inc. Class A (a)	153,900	2,528,577
Il Makiage Ltd. (d)(e)	1,113	958,093
Insulet Corp. (a)	402,483	106,533,225
Intuitive Surgical, Inc. (a)	168,223	48,840,184
Novocure Ltd. (a)	755,331	61,831,396
Outset Medical, Inc. (a)	380,253	16,719,724
Penumbra, Inc. (a)	64,952	14,402,456
Presbia PLC (a)(e)	454,926	6,824
PROCEPT BioRobotics Corp.	22,100	552,058
PROCEPT BioRobotics Corp.	108,462	2,573,912
Shockwave Medical, Inc. (a)	171,567	30,406,819
Treace Medical Concepts, Inc. (a)	43,100	928,374
		329,624,318
Health Care Providers & Services - 0.4%
1Life Healthcare, Inc. (a)	177,500	1,918,775
Alignment Healthcare, Inc. (a)	462,022	3,899,466
Centene Corp. (a)	149,990	12,392,174
Guardant Health, Inc. (a)	71,400	4,731,678
Humana, Inc.	19,143	8,314,188
Privia Health Group, Inc. (a)(b)	44,700	1,150,578
Progyny, Inc. (a)	40,800	1,605,888
The Oncology Institute, Inc. (d)	377,375	2,026,504
UnitedHealth Group, Inc.	43,654	20,773,629
		56,812,880
Health Care Technology - 0.0%
DNA Script (d)(e)	85	67,906
DNA Script (d)(e)	324	258,841
Doximity, Inc.	21,300	1,306,755
		1,633,502
Life Sciences Tools & Services - 1.2%
10X Genomics, Inc. (a)	87,001	7,087,971
10X Genomics, Inc. Class B (a)(c)	640,857	52,210,620
23andMe Holding Co. Class B (c)	377,818	1,688,846
Absci Corp. (b)	783,764	7,343,869
Absci Corp. (c)	160,369	1,502,658
Akoya Biosciences, Inc. (a)	1,000	11,080
Bruker Corp.	44,823	3,154,195
Danaher Corp.	73,233	20,095,868
ICON PLC (a)	8,700	2,070,687
Nanostring Technologies, Inc. (a)	105,634	3,745,782
Olink Holding AB ADR (a)	253,194	4,327,085
Seer, Inc. (a)	476,873	7,305,694
Thermo Fisher Scientific, Inc.	33,074	17,992,256
WuXi AppTec Co. Ltd. (H Shares) (c)	193,340	2,741,288
Wuxi Biologics (Cayman), Inc. (a)(c)	2,060,810	17,045,825
		148,323,724
Pharmaceuticals - 0.8%
4D Pharma PLC (a)(b)	662,700	286,172
Arvinas Holding Co. LLC (a)	26,700	1,730,427
Atea Pharmaceuticals, Inc. (a)	1,111,530	7,047,100
Bristol-Myers Squibb Co.	73,865	5,072,310
Dragonfly Therapeutics, Inc. (a)(d)(e)	126,113	1,990,063
Fulcrum Therapeutics, Inc. (a)	216,997	2,386,967
GH Research PLC	261,100	4,308,150
Hansoh Pharmaceutical Group Co. Ltd. (c)	368,400	788,223
Harmony Biosciences Holdings, Inc. (a)	397,623	15,889,015
Intra-Cellular Therapies, Inc. (a)	749,709	41,593,855
Jiangsu Hengrui Medicine Co. Ltd. (A Shares)	32,491	206,402
Kaleido Biosciences, Inc. (a)(b)	493,648	735,536
Longboard Pharmaceuticals, Inc. (a)	400	1,836
Nektar Therapeutics (a)	60,722	621,793
Nuvation Bio, Inc. (a)(b)	674,753	3,414,250
Nuvation Bio, Inc. (d)	363,484	1,839,229
OptiNose, Inc. (a)(b)	1,237,438	3,625,693
Pfizer, Inc.	26,000	1,220,440
Pharvaris BV	41,400	707,940
Pliant Therapeutics, Inc. (a)	159,200	1,428,024
Sienna Biopharmaceuticals, Inc. (a)	589,618	6
Skyhawk Therapeutics, Inc. (d)(e)	126,063	1,602,261
Stemcentrx, Inc. rights 12/31/21 (a)(e)	568,100	6
Theravance Biopharma, Inc. (a)	340,645	3,430,295
Theseus Pharmaceuticals, Inc.	59,300	598,930
UCB SA	16,300	1,778,931
		102,303,854
TOTAL HEALTH CARE		1,384,352,277
INDUSTRIALS - 5.5%
Aerospace & Defense - 0.7%
Space Exploration Technologies Corp. Class A (a)(d)(e)	1,375,690	77,038,640
The Boeing Co. (a)	29,536	6,064,922
		83,103,562
Air Freight & Logistics - 0.2%
FedEx Corp.	35,900	7,979,493
United Parcel Service, Inc. Class B	103,584	21,796,145
		29,775,638
Airlines - 1.4%
Delta Air Lines, Inc. (a)	862,090	34,414,633
JetBlue Airways Corp. (a)	2,094,214	31,978,648
Ryanair Holdings PLC sponsored ADR (a)	13,778	1,373,804
Southwest Airlines Co. (a)	1,024,137	44,857,201
Spirit Airlines, Inc. (a)	424,933	10,657,320
United Airlines Holdings, Inc. (a)	492,225	21,854,790
Wheels Up Experience, Inc.:
Class A (a)	2,869,477	10,071,864
rights (a)(e)	23,018	48,108
rights (a)(e)	23,018	41,202
rights (a)(e)	23,018	35,678
Wizz Air Holdings PLC (a)(c)	570,583	25,694,615
		181,027,863
Building Products - 0.1%
Resideo Technologies, Inc. (a)	27,700	712,998
The AZEK Co., Inc. (a)	49,460	1,458,575
Trane Technologies PLC	84,622	13,025,864
		15,197,437
Construction & Engineering - 0.0%
MasTec, Inc. (a)	48,900	3,851,364
Electrical Equipment - 0.3%
AMETEK, Inc.	22,507	2,921,184
Eaton Corp. PLC	53,224	8,211,931
Emerson Electric Co.	76,149	7,075,765
Fluence Energy, Inc.	42,100	569,613
Generac Holdings, Inc. (a)	36,100	11,388,467
Rockwell Automation, Inc.	28,700	7,650,846
		37,817,806
Industrial Conglomerates - 0.3%
3M Co.	101,380	15,070,137
Honeywell International, Inc.	83,683	15,878,849
		30,948,986
Machinery - 0.5%
Caterpillar, Inc.	82,960	15,561,637
Deere & Co.	55,152	19,855,823
Illinois Tool Works, Inc.	49,953	10,806,832
Ingersoll Rand, Inc.	38,244	1,932,087
Xylem, Inc.	167,617	14,909,532
		63,065,911
Professional Services - 0.0%
Clarivate Analytics PLC (a)	34,000	509,320
LegalZoom.com, Inc. (b)	78,000	1,217,580
Sterling Check Corp. (b)	54,800	1,154,088
		2,880,988
Road & Rail - 1.9%
Avis Budget Group, Inc. (a)	548,000	100,525,120
Bird Global, Inc. (d)	228,339	746,669
Bird Global, Inc.	736,883	2,289,127
Bird Global, Inc.:
rights 11/4/26 (a)(e)	28,568	34,567
rights 11/4/26 (a)(e)	28,568	18,284
rights 11/4/26 (a)(e)	28,567	9,141
Class A (a)	44,200	144,534
Canadian Pacific Railway Ltd.	65,077	4,573,612
CSX Corp.	371,300	12,590,783
Hertz Global Holdings, Inc.	167,000	3,393,440
Lyft, Inc. (a)	459,868	17,907,260
Uber Technologies, Inc. (a)	1,090,204	39,280,050
Union Pacific Corp.	256,861	63,174,963
		244,687,550
Transportation Infrastructure - 0.1%
Delhivery Private Ltd. (d)(e)	646,600	5,027,984
TOTAL INDUSTRIALS		697,385,089
INFORMATION TECHNOLOGY - 39.5%
Communications Equipment - 0.9%
Arista Networks, Inc. (a)	165,832	20,352,561
Ciena Corp. (a)	828,297	56,672,081
Infinera Corp. (a)(b)	2,753,475	25,414,574
Lumentum Holdings, Inc. (a)	77,180	7,630,015
		110,069,231
Electronic Equipment & Components - 0.2%
Arlo Technologies, Inc. (a)	152,411	1,414,374
II-VI, Inc. (a)	203,790	14,155,253
TE Connectivity Ltd.	2,341	333,429
Trimble, Inc. (a)	144,200	10,057,950
		25,961,006
IT Services - 4.5%
Accenture PLC Class A	49,300	15,579,786
Actua Corp. (a)(e)	562,258	5,623
Block, Inc. Class A (a)	207,685	26,479,838
CI&T, Inc. Class A	55,200	920,184
Cloudflare, Inc. (a)	1,129,781	131,529,104
IBM Corp.	4,095	501,678
MasterCard, Inc. Class A	311,149	112,268,782
MongoDB, Inc. Class A (a)	3,641	1,390,826
Okta, Inc. (a)	50,881	9,303,082
PayPal Holdings, Inc. (a)	461,027	51,602,752
Shopify, Inc. Class A (a)	129,949	90,212,800
Snowflake Computing, Inc. (a)	36,125	9,596,968
TDCX, Inc. ADR	9,800	147,980
Thoughtworks Holding, Inc.	68,400	1,563,624
Toast, Inc.	11,700	240,084
Twilio, Inc. Class A (a)	1,000	174,800
Visa, Inc. Class A	566,912	122,521,021
		574,038,932
Semiconductors & Semiconductor Equipment - 12.6%
Advanced Micro Devices, Inc. (a)	976,736	120,470,618
Applied Materials, Inc.	390,485	52,403,087
ASML Holding NV	62,485	41,646,877
Broadcom, Inc.	31,025	18,225,326
Cirrus Logic, Inc. (a)	355,766	30,905,392
Enphase Energy, Inc. (a)	30,100	5,017,670
First Solar, Inc. (a)	108,800	8,191,552
GlobalFoundries, Inc.	103,000	6,260,340
Intel Corp.	63,162	3,012,827
KLA Corp.	52,786	18,395,921
Lam Research Corp.	11,500	6,455,525
Marvell Technology, Inc.	541,241	36,982,998
Micron Technology, Inc.	54,731	4,863,397
NVIDIA Corp.	4,283,340	1,044,492,459
onsemi (a)	160,800	10,067,688
Qualcomm, Inc.	242,209	41,657,526
Silicon Laboratories, Inc. (a)	471,839	72,526,373
SiTime Corp. (a)	53,400	10,794,276
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	265,468	28,407,731
Teradyne, Inc.	53,850	6,349,992
Texas Instruments, Inc.	106,394	18,085,916
Wolfspeed, Inc. (a)(b)	71,829	7,378,275
		1,592,591,766
Software - 11.1%
Adobe, Inc. (a)	197,812	92,512,716
Atlassian Corp. PLC (a)	27,626	8,445,821
Autodesk, Inc. (a)	97,642	21,503,698
Avalara, Inc. (a)	29,304	3,044,979
AvidXchange Holdings, Inc.	33,200	319,716
Bill.Com Holdings, Inc. (a)	6,800	1,617,584
Black Knight, Inc. (a)	35,970	2,021,154
Braze, Inc.	17,200	725,668
Clear Secure, Inc. (b)	1,700	45,781
Clearwater Analytics Holdings, Inc. (b)	62,000	1,231,940
Confluent, Inc. (b)	159,200	6,812,168
Coupa Software, Inc. (a)	13,004	1,573,614
Crowdstrike Holdings, Inc. (a)	70,833	13,827,310
Datadog, Inc. Class A (a)	24,730	3,984,250
DocuSign, Inc. (a)	27,191	3,220,230
Domo, Inc. Class B (a)	14,500	645,250
Elastic NV (a)	22,094	1,914,445
EngageSmart, Inc.	43,400	954,800
Epic Games, Inc. (a)(d)(e)	11,800	8,685,036
Expensify, Inc.	30,100	617,050
ForgeRock, Inc. (b)	34,700	513,907
Freshworks, Inc. (b)	61,000	1,117,520
HashiCorp, Inc.	9,400	473,666
HubSpot, Inc. (a)	59,317	31,141,425
Informatica, Inc. (b)	43,613	879,238
Intuit, Inc.	93,694	44,445,623
Lightspeed Commerce, Inc. (a)	74,600	1,959,742
LivePerson, Inc. (a)	58,944	1,195,384
Microsoft Corp.	2,192,036	654,958,436
Nutanix, Inc. Class A (a)	2,723,055	72,705,569
Oracle Corp.	687,604	52,237,276
Paycom Software, Inc. (a)	8,600	2,917,206
Paylocity Holding Corp. (a)	11,697	2,484,911
Procore Technologies, Inc. (a)	900	58,671
RingCentral, Inc. (a)	6,442	842,871
Riskified Ltd. (a)	193,862	1,459,781
Riskified Ltd.:
Class A (c)	32,525	244,913
Class B	417,774	3,145,838
Salesforce.com, Inc. (a)	1,394,449	293,573,348
Samsara, Inc.	79,200	1,384,416
SentinelOne, Inc.	57,500	2,386,250
ServiceNow, Inc. (a)	44,100	25,574,472
Stripe, Inc. Class B (a)(d)(e)	43,500	1,400,700
The Trade Desk, Inc. (a)	48,300	4,120,956
UiPath, Inc. Class A (a)	338,248	11,740,588
Workday, Inc. Class A (a)	19,632	4,496,710
Zoom Video Communications, Inc. Class A (a)	52,553	6,968,528
Zscaler, Inc. (a)	63,265	15,129,825
		1,413,260,980
Technology Hardware, Storage & Peripherals - 10.2%
Apple, Inc.	7,390,328	1,220,290,955
Pure Storage, Inc. Class A (a)	2,753,558	71,427,295
Samsung Electronics Co. Ltd.	66,693	4,018,898
		1,295,737,148
TOTAL INFORMATION TECHNOLOGY		5,011,659,063
MATERIALS - 1.2%
Chemicals - 0.5%
Albemarle Corp. U.S.	26,100	5,112,729
CF Industries Holdings, Inc.	142,200	11,545,218
Corteva, Inc.	542,600	28,231,478
DuPont de Nemours, Inc.	147,646	11,423,371
The Mosaic Co.	144,000	7,549,920
		63,862,716
Containers & Packaging - 0.0%
Sealed Air Corp.	54,200	3,638,446
Metals & Mining - 0.7%
Barrick Gold Corp. (Canada)	304,000	6,871,479
Freeport-McMoRan, Inc.	1,377,600	64,678,320
Newmont Corp.	93,200	6,169,840
Rio Tinto PLC sponsored ADR	82,300	6,467,134
		84,186,773
TOTAL MATERIALS		151,687,935
REAL ESTATE - 0.4%
Equity Real Estate Investment Trusts (REITs) - 0.3%
American Tower Corp.	64,798	14,700,722
Equinix, Inc.	5,500	3,903,515
Simon Property Group, Inc.	134,400	18,488,064
		37,092,301
Real Estate Management & Development - 0.1%
CBRE Group, Inc.	119,500	11,573,575
TOTAL REAL ESTATE		48,665,876
TOTAL COMMON STOCKS (Cost $5,357,551,947)		12,390,563,464

Preferred Stocks - 1.9%
	Shares	Value ($)
Convertible Preferred Stocks - 1.8%
COMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Starry, Inc.:
Series B(a)(d)	2,961,147	4,547,522
Series C(a)(d)	1,339,018	2,056,370
Series D(a)(d)	1,344,355	2,064,566
Series E3(d)	975,268	1,497,748
		10,166,206
Interactive Media & Services - 0.0%
Reddit, Inc.:
Series B(a)(d)(e)	37,935	2,344,171
Series E(d)(e)	5,127	316,820
Series F(d)(e)	40,428	2,498,224
		5,159,215
TOTAL COMMUNICATION SERVICES		15,325,421

CONSUMER DISCRETIONARY - 0.3%
Automobiles - 0.0%
Rad Power Bikes, Inc.:
Series A(a)(d)(e)	32,487	311,349
Series C(a)(d)(e)	127,831	1,225,107
Series D(d)(e)	215,900	2,069,142
		3,605,598
Hotels, Restaurants & Leisure - 0.0%
Discord, Inc. Series I (d)(e)	1,400	770,874
MOD Super Fast Pizza Holdings LLC Series 3 (a)(d)(e)(f)	23,686	5,551,264
		6,322,138
Internet & Direct Marketing Retail - 0.2%
GoBrands, Inc.:
Series G(d)(e)	26,833	10,919,689
Series H(d)(e)	21,372	8,697,335
Instacart, Inc.:
Series H(a)(d)(e)	13,904	1,119,411
Series I(d)(e)	6,341	510,514
		21,246,949
Textiles, Apparel & Luxury Goods - 0.1%
DNA Script Series C (d)(e)	2,060	1,645,715
Freenome, Inc.:
Series C(a)(d)(e)	190,858	2,227,313
Series D(d)(e)	91,538	1,068,248
Laronde, Inc. Series B (d)(e)	66,432	1,463,497
		6,404,773
TOTAL CONSUMER DISCRETIONARY		37,579,458

CONSUMER STAPLES - 0.1%
Food & Staples Retailing - 0.1%
Blink Health, Inc. Series C (a)(d)(e)	197,068	7,537,851

Food Products - 0.0%
AgBiome LLC:
Series C(a)(d)(e)	338,565	2,006,942
Series D(d)(e)	126,371	749,101
Bowery Farming, Inc. Series C1 (d)(e)	27,136	1,634,925
		4,390,968
Tobacco - 0.0%
JUUL Labs, Inc. Series E (a)(d)(e)	6,648	287,991

TOTAL CONSUMER STAPLES		12,216,810

FINANCIALS - 0.0%
Diversified Financial Services - 0.0%
Paragon Biosciences Emalex Capital, Inc.:
Series B(a)(d)(e)	198,234	1,229,051
Series C(d)(e)	115,792	717,910
		1,946,961
HEALTH CARE - 0.5%
Biotechnology - 0.4%
Ankyra Therapeutics Series B (d)(e)	257,347	1,106,592
Asimov, Inc. Series B (d)(e)	15,783	1,462,779
Bright Peak Therapeutics AG Series B (d)(e)	239,403	722,997
Caris Life Sciences, Inc. Series D (d)(e)	255,590	1,702,229
Deep Genomics, Inc. Series C (d)(e)	129,534	1,414,511
Element Biosciences, Inc.:
Series B(a)(d)(e)	250,956	4,130,736
Series C(d)(e)	101,911	1,677,455
ElevateBio LLC Series C (d)(e)	332,500	1,203,983
Generate Biomedicines Series B (d)(e)	157,390	1,392,902
Inscripta, Inc.:
Series D(a)(d)(e)	308,833	2,257,569
Series E(d)(e)	222,357	1,625,430
Intarcia Therapeutics, Inc. Series EE (a)(d)(e)	116,544	1
Korro Bio, Inc.:
Series B1(d)(e)	241,420	511,810
Series B2(d)(e)	226,657	480,513
LifeMine Therapeutics, Inc. Series C (d)(e)	1,780,790	3,626,739
National Resilience, Inc.:
Series B(a)(d)(e)	251,448	15,288,038
Series C(d)(e)	44,850	2,726,880
Quell Therapeutics Ltd. Series B (d)(e)	760,965	1,027,303
SalioGen Therapeutics, Inc. Series B (d)(e)	8,766	722,932
Saluda Medical Pty Ltd. Series D (d)(e)	109,988	1,402,995
Sonoma Biotherapeutics, Inc.:
Series B(d)(e)	481,325	880,825
Series B1(d)(e)	256,702	469,765
T-Knife Therapeutics, Inc. Series B (d)(e)	199,356	831,315
Treeline Biosciences Series A (d)(e)	250,200	1,556,244
		48,222,543
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. Series D6 (a)(d)(e)	1,136,853	1,154,861

Health Care Providers & Services - 0.0%
Boundless Bio, Inc. Series B (d)(e)	616,102	609,941
Conformal Medical, Inc. Series C (a)(d)(e)	240,750	955,778
Scorpion Therapeutics, Inc. Series B (a)(d)(e)	242,077	336,487
		1,902,206
Health Care Technology - 0.1%
Aledade, Inc. Series B1 (d)(e)	22,992	776,670
DNA Script Series B (d)(e)	4	3,196
Omada Health, Inc. Series E (d)(e)	435,062	2,608,284
PrognomIQ, Inc.:
Series A5(a)(d)(e)	83,544	255,645
Series B(a)(d)(e)	198,721	608,086
Series C(d)(e)	66,506	203,508
Wugen, Inc. Series B (d)(e)	96,718	549,358
		5,004,747
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc.:
Series B(a)(d)(e)	4,910	1,836,242
Series C(a)(d)(e)	2,570	961,129
Nohla Therapeutics, Inc. Series B (a)(d)(e)	3,126,919	31
		2,797,402
TOTAL HEALTH CARE		59,081,759

INDUSTRIALS - 0.2%
Aerospace & Defense - 0.2%
Space Exploration Technologies Corp. Series G (a)(d)(e)	53,937	30,204,720

Construction & Engineering - 0.0%
Beta Technologies, Inc. Series A (d)(e)	10,986	804,944

TOTAL INDUSTRIALS		31,009,664

INFORMATION TECHNOLOGY - 0.5%
Communications Equipment - 0.1%
Meesho Series F (d)(e)	62,461	4,789,029
Xsight Labs Ltd. Series D (d)(e)	167,386	1,670,512
		6,459,541
Electronic Equipment & Components - 0.0%
Enevate Corp. Series E (a)(d)(e)	814,561	903,091
Menlo Micro, Inc. Series C (d)(e)	959,784	1,272,194
		2,175,285
IT Services - 0.1%
AppNexus, Inc. Series E (Escrow) (a)(d)(e)	209,665	6,567
ByteDance Ltd. Series E1 (a)(d)(e)	84,766	13,357,426
		13,363,993
Semiconductors & Semiconductor Equipment - 0.0%
Astera Labs, Inc. Series C (d)(e)	371,500	1,500,860
GaN Systems, Inc.:
Series F1(d)(e)	50,937	431,946
Series F2(d)(e)	26,897	228,087
SiMa.ai Series B (d)(e)	338,113	2,207,878
		4,368,771
Software - 0.3%
Bolt Technology OU Series E (d)(e)	13,569	3,499,275
Databricks, Inc.:
Series G(d)(e)	17,742	3,911,266
Series H(d)(e)	18,818	4,148,473
Dataminr, Inc. Series D (a)(d)(e)	442,241	14,182,669
Evozyne LLC Series A (d)(e)	101,400	1,721,772
Jet.Com, Inc. Series B1 (Escrow) (a)(d)(e)	2,105,094	21
Nuvia, Inc. Series B (a)(d)	239,670	195,863
Skyryse, Inc. Series B (d)(e)	117,170	2,891,752
Stripe, Inc. Series H (d)(e)	19,200	618,240
Tenstorrent, Inc. Series C1 (d)(e)	21,000	1,575,840
		32,745,171
TOTAL INFORMATION TECHNOLOGY		59,112,761

MATERIALS - 0.1%
Chemicals - 0.0%
Farmers Business Network, Inc. Series G (d)(e)	36,990	2,299,217

Metals & Mining - 0.1%
Diamond Foundry, Inc. Series C (d)(e)	355,446	9,735,666

TOTAL MATERIALS		12,034,883

UTILITIES - 0.0%
Independent Power and Renewable Electricity Producers - 0.0%
Redwood Materials Series C (d)(e)	16,253	770,449

TOTAL CONVERTIBLE PREFERRED STOCKS		229,078,166
Nonconvertible Preferred Stocks - 0.1%
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc. Series 1D (a)(d)(e)	5,678,726	397,511
Waymo LLC Series A2 (a)(d)(e)	10,731	984,269
		1,381,780
HEALTH CARE - 0.1%
Pharmaceuticals - 0.1%
Castle Creek Pharmaceutical Holdings, Inc. Series A4 (a)(d)(e)	13,511	5,052,844
Faraday Pharmaceuticals, Inc. Series B (a)(d)(e)	219,824	259,392
		5,312,236
TOTAL NONCONVERTIBLE PREFERRED STOCKS		6,694,016
TOTAL PREFERRED STOCKS (Cost $179,436,183)		235,772,182

Convertible Bonds - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Automobiles - 0.0%
Neutron Holdings, Inc.:
0% 10/27/25 (d)(e)	1,347,300	1,347,300
4% 5/22/27 (d)(e)	857,900	857,900
4% 6/12/27 (d)(e)	25,455	25,455
		2,230,655
HEALTH CARE - 0.0%
Pharmaceuticals - 0.0%
Castle Creek Pharmaceutical Holdings, Inc. 0.13% (d)(e)(h)	242,100	242,100
TOTAL CONVERTIBLE BONDS (Cost $2,472,755)		2,472,755

Preferred Securities - 0.0%
	Principal Amount (g)	Value ($)
CONSUMER DISCRETIONARY - 0.0%
Internet & Direct Marketing Retail - 0.0%
Circle Internet Financial Ltd. 0% (d)(h)	2,227,100	2,505,901
HEALTH CARE - 0.0%
Biotechnology - 0.0%
Intarcia Therapeutics, Inc. 6% 7/18/22 (d)(e)	614,446	0
Health Care Equipment & Supplies - 0.0%
Kardium, Inc. 0% (d)(e)(h)	1,612,660	1,612,660
TOTAL HEALTH CARE		1,612,660
INFORMATION TECHNOLOGY - 0.0%
Electronic Equipment & Components - 0.0%
Enevate Corp. 0% 1/29/23 (d)(e)	346,804	346,804
Semiconductors & Semiconductor Equipment - 0.0%
GaN Systems, Inc. 0% (d)(e)(h)	1,193,899	1,193,899
Software - 0.0%
Tenstorrent, Inc. 0% (d)(e)(h)	1,170,000	1,170,000
TOTAL INFORMATION TECHNOLOGY		2,710,703
TOTAL PREFERRED SECURITIES (Cost $7,164,909)		6,829,264

Money Market Funds - 2.4%
	Shares	Value ($)
Fidelity Cash Central Fund 0.07% (i)	72,863,438	72,878,011
Fidelity Securities Lending Cash Central Fund 0.07% (i)(j)	229,780,051	229,803,029
TOTAL MONEY MARKET FUNDS (Cost $302,681,040)		302,681,040

TOTAL INVESTMENT IN SECURITIES - 102.0% (Cost $5,849,306,834)	12,938,318,705
NET OTHER ASSETS (LIABILITIES) - (2.0)%	(253,541,594)
NET ASSETS - 100.0%	12,684,777,111

Legend

(a)	Non-income producing
(b)	Security or a portion of the security is on loan at period end.
(c)
Security exempt from registration under Rule 144A of the Securities Act of 1933.  These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $107,900,333 or 0.9% of net assets.

(d)
Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues).  At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $437,227,238 or 3.4% of net assets.

(e)	Level 3 security
(f)	Investment is owned by a wholly-owned subsidiary (Subsidiary) that is treated as a corporation for U.S. tax purposes.
(g)	Amount is stated in United States dollars unless otherwise noted.
(h)	Security is perpetual in nature with no stated maturity date.
(i)
Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

(j)	Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:
Security	Acquisition Date	Acquisition Cost ($)
Adimab LLC	9/17/14 - 6/05/15	11,627,213
AgBiome LLC Series C	6/29/18	2,144,369
AgBiome LLC Series D	9/03/21	749,101
Aledade, Inc. Series B1	5/07/21	880,380
Ankyra Therapeutics Series B	8/26/21	1,449,327
Ant International Co. Ltd. Class C	5/16/18	2,351,948
AppNexus, Inc. Series E (Escrow)	8/01/14	0
Asimov, Inc. Series B	10/29/21	1,462,779
Astera Labs, Inc. Series C	8/24/21	1,248,909
Beta Technologies, Inc. Series A	4/09/21	804,944
Bird Global, Inc.	5/11/21	2,283,390
Blink Health, Inc. Series A1	12/30/20	232,676
Blink Health, Inc. Series C	11/07/19 - 7/14/21	7,523,268
Bolt Technology OU Series E	1/03/22	3,525,179
Boundless Bio, Inc. Series B	4/23/21	831,738
Bowery Farming, Inc. Series C1	5/18/21	1,634,925
Bright Peak Therapeutics AG Series B	5/14/21	935,108
ByteDance Ltd. Series E1	11/18/20	9,288,165
Caris Life Sciences, Inc. Series D	5/11/21	2,070,279
Castle Creek Pharmaceutical Holdings, Inc. Series A4	9/29/16	4,471,547
Castle Creek Pharmaceutical Holdings, Inc. Series B	10/09/18	2,022,184
Castle Creek Pharmaceutical Holdings, Inc. Series C	12/09/19	1,058,455
Castle Creek Pharmaceutical Holdings, Inc. 0.13%	6/28/21	242,100
Cibus Corp. Series C	2/16/18 - 6/23/21	3,557,388
Circle Internet Financial Ltd. 0%	5/11/21	2,227,100
Conformal Medical, Inc. Series C	7/24/20	882,846
Cyclerion Therapeutics, Inc.	4/02/19	2,229,495
Databricks, Inc. Series G	2/01/21	3,146,861
Databricks, Inc. Series H	8/31/21	4,148,473
Dataminr, Inc. Series D	2/18/15 - 3/06/15	5,638,573
Deep Genomics, Inc. Series C	7/21/21	1,878,398
Delhivery Private Ltd.	5/20/21	3,156,208
Diamond Foundry, Inc. Series C	3/15/21	8,530,704
Discord, Inc. Series I	9/15/21	770,874
DNA Script	12/17/21	327,504
DNA Script Series B	12/17/21	3,203
DNA Script Series C	10/01/21	1,791,891
Dragonfly Therapeutics, Inc.	12/19/19	3,336,950
Element Biosciences, Inc. Series B	12/13/19	1,315,160
Element Biosciences, Inc. Series C	6/21/21	2,094,954
ElevateBio LLC Series C	3/09/21	1,394,838
Enevate Corp. Series E	1/29/21	903,092
Enevate Corp. 0% 1/29/23	1/29/21	346,804
Epic Games, Inc.	7/13/20 - 7/30/20	6,785,000
Evozyne LLC Series A	4/09/21	2,278,458
Fanatics, Inc. Class A	8/13/20 - 12/15/21	3,989,927
Faraday Pharmaceuticals, Inc. Series B	12/30/19	288,996
Farmers Business Network, Inc. Series G	9/15/21	2,299,217
Freenome, Inc. Series C	8/14/20	1,262,201
Freenome, Inc. Series D	11/22/21	690,407
GaN Systems, Inc. Series F1	11/30/21	431,946
GaN Systems, Inc. Series F2	11/30/21	228,087
GaN Systems, Inc. 0%	11/30/21	1,193,899
Generate Biomedicines Series B	11/02/21	1,865,072
GoBrands, Inc. Series G	3/02/21	6,700,664
GoBrands, Inc. Series H	7/22/21	8,302,821
Il Makiage Ltd.	1/06/22	958,093
Inscripta, Inc. Series D	11/13/20	1,411,367
Inscripta, Inc. Series E	3/30/21	1,963,412
Instacart, Inc. Series H	11/13/20	834,240
Instacart, Inc. Series I	2/26/21	792,625
Intarcia Therapeutics, Inc. Series EE	9/02/16	6,992,640
Intarcia Therapeutics, Inc. 6% 7/18/22	2/26/19	614,446
Jet.Com, Inc. Series B1 (Escrow)	3/19/18	0
JUUL Labs, Inc. Class A	7/06/18	392,042
JUUL Labs, Inc. Series E	7/06/18	196,006
Kardium, Inc. Series D6	12/30/20	1,154,861
Kardium, Inc. 0%	12/30/20	1,612,660
Korro Bio, Inc. Series B1	12/17/21	630,106
Korro Bio, Inc. Series B2	12/17/21	630,106
Laronde, Inc. Series B	8/13/21	1,860,096
LifeMine Therapeutics, Inc. Series C	2/15/22	3,626,739
Meesho Series F	9/21/21	4,789,029
Menlo Micro, Inc. Series C	2/09/22	1,272,194
MOD Super Fast Pizza Holdings LLC Series 3	11/03/16 - 5/15/19	3,390,556
National Resilience, Inc. Series B	12/01/20	3,434,780
National Resilience, Inc. Series C	6/28/21	1,991,789
Neutron Holdings, Inc.	2/04/21	4,384
Neutron Holdings, Inc. Series 1D	1/25/19	1,377,091
Neutron Holdings, Inc. 0% 10/27/25	10/29/21	1,347,300
Neutron Holdings, Inc. 4% 5/22/27	6/04/20	857,900
Neutron Holdings, Inc. 4% 6/12/27	6/12/20	25,455
Nohla Therapeutics, Inc. Series B	5/01/18	1,096,231
Nuvation Bio, Inc.	2/10/21	3,634,840
Nuvia, Inc. Series B	3/16/21	195,862
Omada Health, Inc. Series E	12/22/21	2,608,284
Paragon Biosciences Emalex Capital, Inc. Series B	9/18/19	2,020,004
Paragon Biosciences Emalex Capital, Inc. Series C	2/26/21	1,238,974
PrognomIQ, Inc. Series A5	8/20/20	50,461
PrognomIQ, Inc. Series B	9/11/20	454,100
PrognomIQ, Inc. Series C	2/16/22	203,508
Quell Therapeutics Ltd. Series B	11/24/21	1,438,224
Rad Power Bikes, Inc.	1/21/21	1,202,019
Rad Power Bikes, Inc. Series A	1/21/21	156,712
Rad Power Bikes, Inc. Series C	1/21/21	616,636
Rad Power Bikes, Inc. Series D	9/17/21	2,069,142
Reddit, Inc. Series B	7/26/17	538,544
Reddit, Inc. Series E	5/18/21	217,765
Reddit, Inc. Series F	8/11/21	2,498,224
Redwood Materials Series C	5/28/21	770,449
SalioGen Therapeutics, Inc. Series B	12/10/21	928,004
Saluda Medical Pty Ltd. Series D	1/20/22	1,402,995
Saluda Medical Pty Ltd. warrants	1/20/22	0
Scorpion Therapeutics, Inc. Series B	1/08/21	585,688
SiMa.ai Series B	5/10/21	1,733,641
Skyhawk Therapeutics, Inc.	5/21/21	2,069,954
Skyryse, Inc. Series B	10/21/21	2,891,752
Sonder Holdings, Inc.	4/29/21 - 10/27/21	2,984,634
Sonoma Biotherapeutics, Inc. Series B	7/26/21	951,243
Sonoma Biotherapeutics, Inc. Series B1	7/26/21	760,993
Space Exploration Technologies Corp. Class A	10/16/15 - 4/06/17	12,876,729
Space Exploration Technologies Corp. Series G	1/20/15	4,177,960
Starry, Inc. Series B	12/01/16	1,601,981
Starry, Inc. Series C	12/08/17	1,234,575
Starry, Inc. Series D	3/06/19	1,922,428
Starry, Inc. Series E3	3/31/21	1,638,450
Stripe, Inc. Class B	5/18/21	1,745,585
Stripe, Inc. Series H	3/15/21	770,400
T-Knife Therapeutics, Inc. Series B	6/30/21	1,150,045
Tenstorrent, Inc. Series C1	4/23/21	1,248,540
Tenstorrent, Inc. 0%	4/23/21	1,170,000
The Beauty Health Co.	12/08/20	5,538,280
The Oncology Institute, Inc.	6/28/21	3,773,750
Tory Burch LLC	5/14/15	17,496,010
Treeline Biosciences Series A	7/30/21	1,958,441
Waymo LLC Series A2	5/08/20	921,441
WeWork, Inc.	3/25/21	6,790,380
Wugen, Inc. Series B	7/09/21	750,038
Xsight Labs Ltd. Series D	2/16/21	1,338,418
Zomato Ltd.	12/09/20 - 2/10/21	4,714,002

Affiliated Central Funds
Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Affiliate	Value, beginning of period ($)	Purchases ($)	Sales Proceeds ($)	Dividend Income ($)	Realized Gain (loss) ($)	Change in Unrealized appreciation (depreciation) ($)	Value, end of period ($)	%ownership, end of period
Fidelity Cash Central Fund 0.07%	76,613,355	2,064,350,967	2,068,086,311	18,118	-	-	72,878,011	0.1%
Fidelity Securities Lending Cash Central Fund 0.07%	317,559,429	214,165,232	301,921,632	355,737	-	-	229,803,029	0.6%
Total	394,172,784	2,278,516,199	2,370,007,943	373,855	-	-	302,681,040

Amounts in the income column in the above table include any capital gain distributions from underlying funds.

Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Investment Valuation
Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events, changes in interest rates and credit quality. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund's valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee.

The inputs to valuation techniques used to value investments are categorized into a disclosure hierarchy consisting of three levels as shown below:

Level 1 - Unadjusted quoted prices in active markets for identical investments
Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, etc.)
Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available)

Valuation techniques used to value investments by major category are as follows:
Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For any foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Securities, including private placements or other restricted securities, for which observable inputs are not available are valued using alternate valuation approaches, including the market approach, the income approach and cost approach, and are categorized as Level 3 in the hierarchy. The market approach considers factors including the price of recent investments in the same or a similar security or financial metrics of comparable securities. The income approach considers factors including expected future cash flows, security specific risks and corresponding discount rates. The cost approach considers factors including the value of the security's underlying assets and liabilities.

Debt securities, including restricted securities, are valued based on evaluated prices received from third party pricing vendors or from brokers who make markets in such securities. Convertible Bonds and Preferred Securities are valued by pricing vendors who utilize matrix pricing which considers yield or price of bonds of comparable quality, coupon, maturity and type or by broker-supplied prices. When independent prices are unavailable or unreliable, debt securities may be valued utilizing pricing methodologies which consider similar factors that would be used by third party pricing vendors. Debt securities are generally categorized as Level 2 in the hierarchy but may be Level 3 depending on the circumstances.

Investments in any open-end mutual funds are valued at their closing net asset value (NAV) each business day and are categorized as Level 1 in the hierarchy.

Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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